Risk Report - Credit Risk Management IFRS 9 (Tables)	12 Months Ended
Dec. 31, 2023
Credit Risk Management [Abstract]
Forward-looking information applied [table text block]
Forward-looking information applied
	December 31, 2023¹ ²
	Year 1 (4 quarter avg)	Year 2 (4 quarter avg)
Commodity - Gold	1,957.34	1,958.16
Commodity - WTI	82.52	83.56
Credit - CDX Emerging Markets	195.16	192.83
Credit - CDX High Yield	451.57	466.40
Credit - CDX IG	70.04	72.12
Credit - High Yield Index	4.05	4.19
Credit - ITX Europe 125	73.09	72.21
Equity - MSCI Asia	1,293	1,297
Equity - Nikkei	33,188	34,051
Equity - S&P500	4,514	4,621
GDP - Developing Asia	4.94%	4.37%
GDP - Emerging Markets	4.08%	4.01%
GDP - Eurozone	0.13%	1.08%
GDP - Germany	0.12%	1.30%
GDP - Italy	0.33%	1.03%
GDP - USA	1.75%	1.31%
Real Estate Prices - US CRE Index	353.41	347.99
Unemployment - Eurozone	6.67%	6.64%
Unemployment - Germany	3.12%	3.13%
Unemployment - Italy	7.75%	7.68%
Unemployment - Japan	2.58%	2.42%
Unemployment - Spain	11.96%	11.67%
Unemployment - USA	4.19%	4.40%

[1] MEV as of December 6, 2023, which barely changed until December 29, 2023
[2] Year 1 equals fourth quarter of 2023 to third quarter of 2024, Year 2 equals fourth quarter of 2024 to third quarter of 2025
	December 31, 2022¹ ²
	Year 1 (4 quarter avg)	Year 2 (4 quarter avg)
Commodity - Gold	1,745.84	1,797.74
Commodity - WTI	90.19	88.79
Credit - CDX Emerging Markets	260.99	239.03
Credit - CDX High Yield	489.77	476.53
Credit - CDX IG	85.33	84.94
Credit - High Yield Index	4.46	4.31
Credit - ITX Europe 125	101.26	96.50
Equity - MSCI Asia	1,178	1,176
Equity - Nikkei	28,427	29,287
Equity - S&P500	3,933	4,011
GDP - Developing Asia	3.95%	4.60%
GDP - Emerging Markets	3.31%	3.94%
GDP - Eurozone	0.87%	0.53%
GDP - Germany	(0.26)%	1.00%
GDP - Italy	0.32%	0.68%
GDP - USA	0.62%	0.61%
Real Estate Prices - US CRE Index	352.41	343.97
Unemployment - Eurozone	7.03%	7.15%
Unemployment - Germany	3.22%	3.33%
Unemployment - Italy	8.24%	8.53%
Unemployment - Japan	2.56%	2.42%
Unemployment - Spain	13.06%	12.98%
Unemployment - USA	4.05%	4.75%

[1] MEV as of December 12, 2022, which barely changed until December 30, 2022
[2] Year 1 equals fourth quarter of 2022 to third quarter of 2023, Year 2 equals fourth quarter of 2023 to third quarter of 2024

Overview of CRE portfolio [text block table]	Overview of CRE portfolio Dec 31, 2023 Dec 31, 2022 in € m. Gross Carrying Amount¹ Allowance for Credit Losses² Gross Carrying Amount¹ Allowance for Credit Losses² Real Estate Activities³ 49,267 460 47,973 236 thereof: non-recourse 25,073 382 24,832 147 thereof: stress-tested portfolio 21,331 364 22,144 135 Other industry sectors³ non-recourse 13,119 225 14,037 189 thereof: stress-tested portfolio 9,879 114 10,242 101 Total non-recourse CRE portfolio 38,192 606 38,869 336 thereof: stress-tested portfolio 31,210 478 32,386 236 1 Loans at amortized cost 2 Allowance for credit losses do not include allowance for country risk 3 Industry sector by NACE (Nomenclature des Activités Économiques dans la Communauté Européenne) code
Non-recourse CRE portfolio [text block table]	Non-recourse CRE portfolio Dec 31, 2023 Dec 31, 2022 in € m. Gross Carrying Amount¹ Gross Carrying Amount¹ Exposure by stages Stage 1 27,325 31,892 Stage 2 7,661 5,233 Stage 3 3,206 1,744 Total 38,192 38,869 2023 2022 Provision for Credit Losses² 445 128 1 Loans at amortized cost 2 Provision for Credit Losses do not include country risk provisions
Stress-tested CRE portfolio [text block table]	Stress-tested CRE portfolio Dec 31, 2023 Dec 31, 2022 in € m. Gross Carrying Amount¹ Gross Carrying Amount¹ Exposure by stages Stage 1 21,568 26,199 Stage 2 6,889 5,046 Stage 3 2,753 1,141 Total 31,210 32,386 thereof: North America 56% 57% Western Europe (including Germany) 36%2 36% Asia/Pacific 7% 7% thereof: offices 42% 41% North America 23% 22% Western Europe (including Germany) 17%3 15% Asia/Pacific 2% 3% thereof: residential 14% 12% thereof: hospitality 10% 11% thereof: retail 9% 9% Weighted average LTV, in % Investment Bank 66% 62% Corporate Bank 53% 53% Other Business 68% 56% 2023 2022 Provision for Credit Losses4 388 103 thereof: North America 298 87 1 Loans at amortized cost 2 Germany accounts for ca 7 % of the total stress-tested CRE portfolio 3 Office loans in Germany account for 4 % of total office loans in the stress-tested CRE portfolio 4 Provision for Credit Losses do not include country risk provisions
Sensitivities of forward-looking information Group [Abstract]
Sensitivities of forward-looking information Group [table text block]	IFRS 9 – Sensitivities of forward-looking information applied on Stage 1 and Stage 2 – Group Level December 31, 2023 Upward sensitivity Downward sensitivity Upward shift ECL impactin € m. Downward shift ECL impactin € m. GDP growth rates 1pp (80.4) (1)pp 88.9 Unemployment rates (0.5)pp (43.1) 0.5pp 45.9 Real estate prices2 5% (5.9) (5)% 6.2 Equities 10% (9.0) (10)% 12.2 Credit spreads (40)% (20.5) 40% 22.8 Commodities¹ 10% (8.5) (10)% 9.2 1 Here the sign of the shift applies to oil prices changes. Gold price changes have the opposite sign. 1pp (percentage point), e.g., GDP shifts from 3% to 4% // 1% (percentage change), e.g., Real estate price shifts from 100 to 101 2 For a more severe stress test relating to the CRE portfolio that also takes into consideration existing and potential exposure in Stage 3 reference is made to the section on Commercial Real Estate above December 31, 2022 Upward sensitivity Downward sensitivity Upward shift ECL impactin € m. Downward shift ECL impactin € m. GDP growth rates 1pp (83.3) (1)pp 101.4 Unemployment rates (0.5)pp (40.8) 0.5pp 58.0 Real estate prices 5% (5.6) (5)% 6.0 Equities 10% (15.8) (10)% 19.6 Credit spreads (40)% (37.9) 40% 42.6 Commodities 10% (14.8) (10)% 15.6
Sensitivities of forward-looking information on Stage 1 and Stage 2 Corporate Bank [table text block]	IFRS 9 – Sensitivities of forward-looking information applied on Stage 1 and Stage 2 - Corporate Bank December 31, 2023 Upward sensitivity Downward sensitivity Upward shift ECL impactin € m. Downward shift ECL impactin € m. GDP growth rates 1pp (18.1) (1)pp 20.7 Unemployment rates (0.5)pp (10.4) 0.5pp 11.0 Real estate prices2 5% (1.5) (5)% 1.6 Credit spreads (40)% (3.8) 40% 4.4 Commodities¹ 10% (2.6) (10)% 2.9 ¹Here the sign of the shift applies to oil prices changes. Gold price changes have the opposite sign. 2 For a more severe stress test relating to the CRE portfolio that also takes into consideration existing and potential exposure in Stage 3 reference is made to the section on Commercial Real Estate above December 31, 2022 Upward sensitivity Downward sensitivity Upward shift ECL impactin € m. Downward shift ECL impactin € m. GDP growth rates 1pp (21.7) (1)pp 24.6 Unemployment rates (0.5)pp (12.2) 0.5pp 14.0 Real estate prices 5% (1.1) (5)% 1.1 Credit spreads (40)% (7.5) 40% 9.1 Commodities 10% (4.3) (10)% 4.6
Sensitivities of forward-looking information on Stage 1 and Stage 2 Investment Bank [table text block]	IFRS 9 – Sensitivities of forward-looking information applied on Stage 1 and Stage 2 - Investment Bank December 31, 2023 Upward sensitivity Downward sensitivity Upward shift ECL impactin € m. Downward shift ECL impactin € m. GDP growth rates 1pp (30.6) (1)pp 33.5 Unemployment rates (0.5)pp (6.7) 0.5pp 7.5 Real estate prices2 5% (4.0) (5)% 4.2 Equities 10% (3.3) (10)% 4.4 Credit spreads (40)% (13.6) 40% 14.7 Commodities¹ 10% (5.5) (10)% 5.9 ¹Here the sign of the shift applies to oil prices changes. Gold price changes have the opposite sign. 2 For a more severe stress test relating to the CRE portfolio that also takes into consideration existing and potential exposure in Stage 3 reference is made to the section on Commercial Real Estate above. December 31, 2022 Upward sensitivity Downward sensitivity Upward shift ECL impactin € m. Downward shift ECL impactin € m. GDP growth rates 1pp (35.3) (1)pp 36.9 Unemployment rates (0.5)pp (5.3) 0.5pp 6.1 Real estate prices 5% (4.5) (5)% 4.8 Equities 10% (5.8) (10)% 7.3 Credit spreads (40)% (26.3) 40% 28.5 Commodities 10% (9.8) (10)% 10.3
Sensitivities of forward-looking information on Stage 1 and Stage 2 Private Bank [table text block]	IFRS 9 – Sensitivities of forward-looking information applied on Stage 1 and Stage 2 - Private Bank December 31, 2023 Upward sensitivity Downward sensitivity Upward shift ECL impactin € m. Downward shift ECL impactin € m. GDP growth rates 1pp (24.4) (1)pp 26.3 Unemployment rates (0.5)pp (22.4) 0.5pp 23.3 December 31, 2022 Upward sensitivity Downward sensitivity Upward shift ECL impactin € m. Downward shift ECL impactin € m. GDP growth rates 1pp (21.8) (1)pp 34.5 Unemployment rates (0.5)pp (20.7) 0.5pp 34.9
Breakdown of total exposure and allowance for credit losses by stages [text block table]	Breakdown of total exposure and allowance for credit losses by stages Dec 31, 2023 Dec 31, 2022 in € m. Total Exposure Allowance for Credit Losses1 Total collateral and guarantees Total Exposure Allowance for Credit Losses1 Total collateral and guarantees Stage 1 93 0 24 209 0 59 Stage 2 797 4 270 1,182 10 375 Stage 3 325 16 261 336 68 152 Total 1,215 20 555 1,726 79 586 1 Allowance for credit losses do not include allowance for country risk amounting to € 3 million as of December 31, 2023 and € 11 million as of December 31, 2022